GENERAL INFORMATION (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 23, 2022 ₪ / shares	Aug. 11, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 23, 2021 $ / shares
Net loss			$ 19,108	$ 17,202	$ 13,846
Accumulated deficit							$ 127,293		$ 108,185
Reverse share split ratio	1-for-20	1 for 10 to 1 for 20
Ordinary share, par value | ₪ / shares	₪ 2.4					₪ 48		₪ 48
Authorized share capital | shares							18,000,000		18,000,000
Private Placement [Member]
Minimum bid price value | $ / shares										$ 1